Russell Emerging Markets Fund
RUSSELL EMERGING MARKETS FUND
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell Emerging Markets Fund		Class A	Class C	Class E	Class S	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell Emerging Markets Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	1.15%	1.15%	1.15%	1.15%	1.15%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none
Other Expenses	[1]	0.35%	0.60%	0.60%	0.35%	0.15%
Total Annual Fund Operating Expenses	[1]	1.75%	2.50%	1.75%	1.50%	1.30%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund in which the Fund invests, including the Russell U.S. Cash Management Fund, and to reflect expenses expected to be incurred by the Fund during the current fiscal year.

Example
               This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell Emerging Markets Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
1 Year	743	253	178	153	132
3 Years	1,094	779	551	474	412
5 Years	1,469	1,331	949	818	713
10 Years	2,519	2,836	2,062	1,791	1,568

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in emerging market companies. The Fund principally invests in equity securities, including common stock and preferred stock of companies that are economically tied to emerging market countries and in depositary receipts. The Fund invests in large, medium and small capitalization companies. The Fund's securities are denominated principally in foreign currencies and are typically held outside the U.S. A portion of the Fund's net assets may be "illiquid securities." The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts. The Fund may at times seek to protect its investments against adverse currency exchange rates by purchasing forward currency contracts. The Fund may also engage in currency transactions for speculative purposes. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
               An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Emerging Markets Equity Securities. Investing in emerging market equity securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets equity securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund' s portfolio instruments or achieving the Fund's objective.
               Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
               The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Effective January 1, 2011, RIMCo changed the Fund's primary benchmark from the MSCI Emerging Markets Index (net of tax on dividends from foreign holdings) to the Russell Emerging Markets Index (net of tax on dividends from foreign holdings). The Emerging Markets Linked Benchmark represents the returns of the MSCI Emerging Markets Index (net) through December 31, 2010 and the returns of the Russell Emerging Markets Index (net) thereafter. The Emerging Markets Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

Highest Quarterly Return: 39.59% (2Q/09) Lowest Quarterly Return: (29.79)% (4Q/08)
Average annual total returns for the periods ended December 31, 2012
Average Annual Total Returns Russell Emerging Markets Fund	1 Year	5 Years	10 Years
Class A	11.56%	(1.68%)	15.89%
Class C	17.43%	(1.26%)	15.74%
Class E	18.36%	(0.51%)	16.58%
Class Y	18.91%	(0.11%)	16.94%
Class S	18.65%	(0.26%)	16.86%
Class S Return After Taxes on Distributions	18.92%	(0.38%)	15.93%
Class S Return After Taxes on Distributions and Sale of Fund Shares	12.79%	0.02%	15.32%
Russell Emerging Markets Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)	18.78%	(0.98%)	16.44%
Emerging Markets Linked Benchmark (reflects no deduction for fees, expenses or taxes)	18.78%	(1.06%)	16.43%